LVIP SSGA Developed International 150 Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.05%
Australia–4.73%
AGL Energy	430,578	$ 5,570,369
Aurizon Holdings	2,085,700	8,314,324
Scentre Group	2,325,965	6,170,900
Sonic Healthcare	385,300	7,305,686
South32	2,452,180	4,324,885
Stockland	2,497,352	7,671,089
Vicinity Centres	3,707,007	6,431,604
		45,788,857
Canada–1.39%
Power Corp of Canada	291,716	6,720,136
Power Financial	289,050	6,702,356
		13,422,492
Denmark–0.53%
Danske Bank	366,196	5,094,653
		5,094,653
Finland–0.69%
Stora Enso Class R	553,553	6,661,564
		6,661,564
France–13.27%
Atos	69,777	4,911,558
AXA	267,109	6,820,303
BNP Paribas	143,292	6,966,413
Bouygues	188,156	7,535,035
Cie de Saint-Gobain	191,601	7,509,359
Covivio	63,453	6,715,926
Creditricole	567,511	6,869,032
Danone	88,102	7,760,172
Electricite de France	478,311	5,350,611
Engie	450,324	7,350,263
Klepierre	194,538	6,606,603
Natixis	1,299,464	5,383,891
Orange	413,917	6,478,606
Renault	103,587	5,945,180
Sanofi	76,166	7,055,465
Societe Generale	233,674	6,400,825
Suez	505,469	7,944,249
Unibail-Rodamco-Westfield	39,204	5,715,193
Valeo	227,741	7,380,407
†Worldline	27,911	1,758,298
		128,457,389
Germany–6.23%
BASF	91,048	6,365,902
Bayer	100,582	7,086,308
Bayerische Motoren Werke	85,697	6,035,322
Covestro	126,582	6,263,538
Daimler	118,110	5,872,065
Deutsche Lufthansa	303,539	4,818,729
Evonik Industries	246,367	6,081,875
Fresenius & Co.	128,991	6,034,280
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Fresenius Medical Care & Co.	87,226	$ 5,861,608
ProSiebenSat.1 Media	426,038	5,869,514
		60,289,141
■Hong Kong–4.09%
CK Hutchison Holdings	630,014	5,561,841
Henderson Land Development	1,219,300	5,679,282
Hongkong Land Holdings	928,200	5,218,539
Jardine Matheson Holdings	104,900	5,613,951
Power Assets Holdings	979,500	6,575,223
WH Group	6,234,500	5,583,356
Wheelock & Co.	938,000	5,343,942
		39,576,134
Italy–2.03%
Eni	379,907	5,806,790
Intesa Sanpaolo	2,765,842	6,551,781
Mediobanca Banca di Credito Finanziario	666,727	7,277,849
		19,636,420
Japan–38.76%
AGC	187,300	5,836,704
Aisin Seiki	177,600	5,615,074
Alfresa Holdings	233,000	5,220,662
Asahi Group Holdings	152,300	7,563,689
Astellas Pharma	435,800	6,233,752
Brother Industries	361,300	6,583,516
Canon	230,544	6,165,245
Dai Nippon Printing	295,400	7,662,958
Electric Power Development	266,500	6,092,346
FUJIFILM Holdings	144,200	6,352,070
Fujitsu	94,100	7,562,835
Hitachi	203,326	7,614,599
Honda Motor	241,900	6,334,015
Idemitsu Kosan	176,100	4,996,372
ITOCHU	358,017	7,415,830
Japan Airlines	190,100	5,645,857
Japan Tobacco	268,446	5,881,553
JFE Holdings	378,200	4,580,884
JXTG Holdings	1,331,100	6,084,382
Kajima	443,200	5,838,887
KDDI	298,200	7,780,853
Komatsu	277,200	6,392,167
Konica Minolta	672,200	4,703,059
Marubeni	916,716	6,113,547
Medipal Holdings	281,400	6,281,475
Mitsubishi	227,000	5,589,399
Mitsubishi Chemical Holdings	895,400	6,417,680
LVIP SSGA Developed International 150 Fund–1

LVIP SSGA Developed International 150 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Electric	508,800	$ 6,787,471
Mitsubishi UFJ Financial Group	1,295,600	6,598,309
Mitsui & Co.	408,800	6,715,119
Mitsui Chemicals	264,800	5,965,752
Mizuho Financial Group	4,209,500	6,468,961
NGK Insulators	433,800	6,206,012
Nippon Steel	369,100	5,171,954
Nippon Telegraph & Telephone	153,500	7,344,004
Nissan Motor	771,762	4,818,383
NSK	711,000	6,025,771
Obayashi	655,500	6,555,606
ORIX	456,200	6,824,291
Resona Holdings	1,481,334	6,374,388
Rohm	103,900	8,010,902
Seiko Epson	436,400	6,198,824
Sekisui House	403,655	7,964,987
Seven & i Holdings	170,500	6,534,460
Showa Denko	192,900	5,090,375
Subaru	270,000	7,635,623
Sumitomo	457,000	7,154,545
Sumitomo Chemical	1,368,100	6,176,654
Sumitomo Electric Industries	485,400	6,194,396
Sumitomo Heavy Industries	201,300	5,998,364
Sumitomo Metal Mining	221,300	6,911,468
Sumitomo Mitsui Financial Group	184,000	6,322,629
Takeda Pharmaceutical	156,600	5,373,831
†Tokyo Electric Power	1,043,400	5,117,413
Tokyo Electron	44,700	8,587,934
Tosoh	421,200	5,611,158
Toyota Motor	109,382	7,346,119
Toyota Tsusho	196,700	6,384,424
Yamaha Motor	339,000	6,180,006
		375,209,543
Netherlands–3.76%
ABN AMRO Group CVA	305,874	5,388,401
ING Groep	570,006	5,954,697
Koninklijke Ahold Delhaize	252,467	6,313,606
NN Group	167,962	5,952,334
Randstad	133,375	6,548,182
Royal Dutch Shell Class B	211,580	6,253,337
		36,410,557
Norway–0.81%
Orkla	862,813	7,851,004
		7,851,004
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–2.12%
Keppel	1,462,778	$ 6,281,877
Singapore Telecommunications	3,063,500	6,873,673
Wilmar International	2,748,858	7,419,112
		20,574,662
Spain–2.51%
Banco Bilbao Vizcaya Argentaria	1,149,680	5,984,641
Banco de Sabadell	6,554,438	6,354,656
Banco Santander	1,438,625	5,853,505
Repsol	392,146	6,115,903
		24,308,705
Sweden–1.24%
Nordea Bank	753,773	5,346,820
SKF Class B	403,633	6,665,248
		12,012,068
Switzerland–2.65%
Adecco Group	129,979	7,192,751
†Alcon	14,378	838,667
†Glencore	1,635,013	4,927,189
Novartis	71,891	6,239,200
†UBS Group (New York Shares)	564,927	6,414,430
		25,612,237
United Kingdom–11.24%
Aegon	1,439,239	5,977,341
BAE Systems	1,083,109	7,585,324
Barratt Developments	868,113	6,910,732
BHP Group	289,206	6,177,229
BP	936,991	5,931,864
British American Tobacco	164,932	6,090,975
BT Group	2,255,477	4,947,190
Centrica	4,267,068	3,869,325
easyJet	439,794	6,207,128
Imperial Brands	196,663	4,416,297
J Sainsbury	2,149,752	5,800,881
Kingfisher	2,226,864	5,659,314
Marks & Spencer Group	1,982,334	4,489,925
Standard Lifeerdeen	1,961,700	6,889,718
TUI	648,155	7,527,655
Vodafone Group	3,528,776	7,030,396
Wm Morrison Supermarkets	2,269,049	5,586,905
WPP	617,793	7,735,607
		108,833,806
Total Common Stock (Cost $1,013,074,390)		929,739,232

LVIP SSGA Developed International 150 Fund–2

LVIP SSGA Developed International 150 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS–2.17%
Germany–2.17%
Henkel & Co. 1.94%	67,487	$ 6,677,777
Porsche Automobil Holding 3.36%	107,741	6,984,511
Volkswagen 2.85%	42,867	7,291,044
Total Preferred Stocks (Cost $21,825,597)		20,953,332

MONEY MARKET FUND–0.63%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 1.88%)	6,112,623	6,112,623
Total Money Market Fund (Cost $6,112,623)		6,112,623
TOTAL INVESTMENTS–98.85% (Cost $1,041,012,610)	$956,805,187
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.15%	11,128,152
NET ASSETS APPLICABLE TO 123,494,472 SHARES OUTSTANDING–100.00%	$967,933,339

Δ Securities have been classified by country of origin.
† Non-income producing.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

The following futures contracts were outstanding at September 30, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
191	E-mini MSCI EAFE Index	$18,129,720	$18,129,484	12/20/19	$236	$—
[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
CVA–Dutch Certificate
EAFE–Europe Australasia Far East
MSCI–Morgan Stanley Capital International
See accompanying notes.
LVIP SSGA Developed International 150 Fund–3

LVIP SSGA Developed International 150 Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Developed International 150 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Developed International 150 Fund–4

LVIP SSGA Developed International 150 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$45,788,857	$—	$45,788,857
Canada	13,422,492	—	—	13,422,492
Denmark	—	5,094,653	—	5,094,653
Finland	—	6,661,564	—	6,661,564
France	5,715,193	122,742,196	—	128,457,389
Germany	5,869,514	54,419,627	—	60,289,141
Hong Kong	—	39,576,134	—	39,576,134
Italy	—	19,636,420	—	19,636,420
Japan	—	375,209,543	—	375,209,543
Netherlands	—	36,410,557	—	36,410,557
Norway	—	7,851,004	—	7,851,004
Singapore	—	20,574,662	—	20,574,662
Spain	—	24,308,705	—	24,308,705
Sweden	—	12,012,068	—	12,012,068
Switzerland	—	25,612,237	—	25,612,237
United Kingdom	—	108,833,806	—	108,833,806
Preferred Stocks	—	20,953,332	—	20,953,332
Money Market Fund	6,112,623	—	—	6,112,623
Total Investments	$31,119,822	$925,685,365	$—	$956,805,187
Derivatives:

Assets:
Futures Contract	$236	$—	$—	$236
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Developed International 150 Fund–5